Subsequent Events (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Nov. 04, 2025	Oct. 31, 2025	Oct. 23, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2025	Feb. 27, 2025	Feb. 11, 2025	Feb. 10, 2025	Jan. 24, 2025	Jan. 23, 2025	Jan. 15, 2025	Jan. 01, 2025	Oct. 20, 2022	Oct. 19, 2022
Subsequent Event [Line Items]
Number of shares issued, value							$ 72,463
Number of shares issued							34,102
Common stock, shares authorized				100,000,000		100,000,000	100,000,000					100,000,000	4,500,000,000			4,500,000,000	600,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001					$ 0.001				$ 0.001
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000					10,000,000
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001					$ 0.001
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued with notes, shares							8,698
Number of shares issued, value							$ 9
Number of shares issued				73,118	41,391	35,444	34,102
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued															2,000
Warrants exercise price															$ 7.50
Common stock, shares authorized												100,000,000	4,500,000,000
Common stock, par value												$ 0.001
Preferred stock, shares authorized												10,000,000
Preferred stock, par value												$ 0.001
Subsequent Event [Member] | Three Parties [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	14,740
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount														$ 25,000
Subsequent Event [Member] | Promissory Note [Member] | Extension Agreements [Member]
Subsequent Event [Line Items]
Extended date		Jan. 31, 2026
Increase of intertest rate		10.00%
Shares issued with notes, shares		196,557
Number of shares issued, value		$ 731,377
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount			$ 200,000					$ 50,000	$ 10,000	$ 10,000	$ 10,000
Convertible promissory note, principal amount			$ 34,200
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Extended date		Jan. 31, 2026
Increase of intertest rate		10.00%
Shares issued with notes, shares		4,811
Maturity date		Jan. 31, 2026
Principal amount		$ 200,000
Subsequent Event [Member] | Convertible Promissory Note Two [Member]
Subsequent Event [Line Items]
Extended date		Jan. 31, 2026
Increase of intertest rate		10.00%
Shares issued with notes, shares		823
Maturity date		Jan. 31, 2026
Principal amount		$ 34,200
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 23,420